Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 721	$ 646
Allowance for doubtful accounts	(22)	(21)	$ (29)
Accounts receivable, net	699	625
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	330	289
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 391	$ 357